Employee Severance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Schedule Of Restructuring And Related Costs [Text Block]
Employment severance costs
	2012	2011	2010
	$	$	$
South Africa	6	9	19
Continental Africa	1	3	1
Americas	3	3	3
	10	15	23

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.